Description of Business, Basis of Presentation and Significant Accounting Policies	12 Months Ended
Mar. 31, 2025
Description of Business, Basis of Presentation and Significant Accounting Policies
1. Description of Business, Basis of Presentation and Significant Accounting Policies
Nature of Operations
Prior to the Starz Separation, as further discussed below, Lionsgate Studios Corp. (the “Company,” “Legacy Lionsgate Studios,” “we,” “us,” or “our”) was a subsidiary of Lions Gate Entertainment Corp. (“Old Lionsgate” or “Parent”) which encompasses the motion picture and television studio operations (collectively referred to as the “Studio Business”) of Old Lionsgate.
The Studio Business consists of the Motion Picture and Television Production reportable segments, together with substantially all of Old Lionsgate’s corporate general and administrative costs. Motion Picture consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired. Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction
programming. Television Production includes the domestic and international licensing of Starz original productions to the Media Networks segment of Old Lionsgate and its subsidiaries (the “Starz Business”), and the ancillary market distribution of Starz original productions and licensed product. Additionally, the Television Production segment includes the results of operations of 3 Arts Entertainment, a talent management company.
Studio Separation and Business Combination
On May 13, 2024, Old Lionsgate consummated the transactions contemplated by that certain business combination agreement (the “Business Combination Agreement”), with Screaming Eagle Acquisition Corp., a Cayman Islands exempted company (“SEAC”), SEAC II Corp., a Cayman Islands exempted company and a wholly-owned subsidiary of SEAC (“New SEAC”), LG Sirius Holdings ULC, a British Columbia unlimited liability company and a wholly-owned subsidiary of Old Lionsgate (“Studio HoldCo”), LG Orion Holdings ULC, a British Columbia unlimited liability company and wholly-owned subsidiary of Old Lionsgate (“StudioCo”), and other affiliates of SEAC. Pursuant to the terms and conditions of the Business Combination Agreement, the Studio Business was combined with SEAC through a series of transactions, including an amalgamation of StudioCo and New SEAC under a Canadian plan of arrangement (the “Business Combination”). In connection with the closing of the Business Combination, New SEAC changed its name to “Lionsgate Studios Corp.” (referred to as “Legacy Lionsgate Studios”) and continued the existing business operations of the Studio Business of Old Lionsgate. The Company became a separate publicly traded company and its common shares, without par value (“Legacy LG Studios Common Shares”), commenced trading on Nasdaq under the symbol “LION” on May 14, 2024.
In connection with and prior to the Business Combination, Old Lionsgate and StudioCo entered into a separation agreement pursuant to which the assets and liabilities of the Studio Business were transferred to StudioCo such that StudioCo held, directly or indirectly, all of the assets and liabilities of the Studio Business (the “Studio Separation”).
The Business Combination was accounted for as a reverse recapitalization in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”). Under this method of accounting, SEAC is treated as the acquired company and the Studio Business is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Legacy Lionsgate Studios will represent a continuation of the financial statements of the Studio Business, with the Business Combination treated as the equivalent of the Studio Business issuing Legacy LG Studios Common Shares for the historical net assets of SEAC, substantially consisting of cash held in the trust account, accompanied by a recapitalization of the Studio

Business equity. The historical net assets were stated at fair value, which approximated historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of the Studio Business.
To conform to the retroactive application of the reverse recapitalization, in all periods prior to the Business Combination, parent net investment transactions have been recast to accumulated deficit in the consolidated balance sheets and the consolidated statements of equity (deficit).
The shares and net income (loss) per common share, in all periods prior to the Business Combination, are based on the 253.4 million shares issued to Old Lionsgate at the closing of the Business Combination. See
 Net Income (Loss) Per Share
 below for further information.
The Studio Business has been determined to be the accounting acquirer in the Business Combination because Old Lionsgate held a controlling financial interest.
As a result of the Business Combination and additional private investments in public equities (“PIPE”) financing discussed in Note 2, former SEAC public shareholders and founders and new common equity financing investors owned approximately 12.2% of Legacy LG Studios Common Shares. In addition to establishing the Studio Business as a standalone publicly-traded entity, the transaction resulted in approximately $330.0 million of gross proceeds to Old Lionsgate received as of March 31, 2025, including $254.3 million in PIPE financing. See Note 2 for additional information related to the Business Combination. Shortly after the closing of the Business Combination, approximately $299.0 million was used by the Company to pay down the Intercompany Note, see Note 8.
Starz Separation
On May 6, 2025, Old Lionsgate, through a series of transactions contemplated by a certain arrangement agreement, dated as of January 29, 2025, as amended by an amending agreement, dated as of March 12, 2025 (collectively, the “Arrangement Agreement”) completed the separation of the businesses of Legacy Lionsgate Studios, from the STARZ-branded premium subscription platform business (the “Starz Separation”). As a result of the Arrangement Agreement, the pre-transaction
shareholders of Old Lionsgate own shares in two separately traded public companies: (1) New Lionsgate, which was renamed “Lionsgate Studios Corp.” (and herein after referred to as “Lionsgate”) and holds, directly and through subsidiaries, the Studio Business previously held by Old Lionsgate, and is owned by Old Lionsgate shareholders and Legacy Lionsgate Studios shareholders, and (2) Old Lionsgate, which was renamed “Starz Entertainment Corp.” and holds, directly and through subsidiaries, the Starz Business that was previously held by Old Lionsgate (see Note 22).
Notwithstanding the legal form of the Starz Separation, for accounting and financial reporting purposes, in accordance with U.S. GAAP, due to the relative significance of the Studio Business as compared to the Starz Business and the continued involvement of Old Lionsgate’s senior management with Lionsgate following the completion of the Starz Separation, Lionsgate (which holds the Lionsgate Studio Business) is considered the accounting spinnor or divesting entity and Starz (which holds the Starz Business) is considered the accounting spinnee or divested entity. As a result, Old Lionsgate will be the accounting predecessor to Lionsgate and the pro rata distribution of the Starz Business will be recorded through equity with no gain or loss recorded. The Starz Business will be reflected as discontinued operations in the financial statements of Lionsgate following the completion of the Starz Separation, beginning with the first quarter ending June 30, 2025. For periods following the Starz Separation, Lionsgate will reflect the historical financial position and results of operations of Old Lionsgate and as such, Old Lionsgate’s consolidated financial statements as of March 31, 2025 and 2024 and for each of the three years in the period ended March 31, 2025 are included as exhibit 99.1 to this Annual Report.

Basis of Presentation
Upon the effective date of the Studio Separation, the Company’s financial statements are presented on a consolidated basis, as Old Lionsgate completed the contribution of the Studio Business on such date.
For periods prior to the Studio Separation, the Company operated as a segment of Old Lionsgate and not as a separate entity. The Company’s financial statements prior to the Studio Separation were prepared on a carve-out
basis and were derived from Old Lionsgate’s consolidated financial statements and accounting records and reflect the Studio Business’s combined historical financial position, results of operations and cash flows as they were historically managed in accordance with U.S. GAAP. Prior to the Studio Separation, a management approach was applied to determine the carve-out
basis of presentation. In using the management approach, considerations over how the business operated were utilized to identify historical operations that should be presented within the carve-out
financial statements.
For periods subsequent to the Studio Separation, the accompanying consolidated financial statements include the accounts of Legacy Lionsgate Studios and all of its majority-owned and controlled subsidiaries. The financial statements of the Company for all periods presented herein are referred to as “consolidated financial statements”, but include the historical results of the Company prior to the Studio Separation that are presented on a carve-out
basis.
All revenues and costs as well as assets and liabilities directly associated with the business activity of the Studio Business were included in the accompanying consolidated financial statements. Revenues and costs associated with the Studio Business were specifically identifiable in the accounting records maintained by Old Lionsgate and primarily represent the revenue and costs used for the determination of segment profit of the Motion Picture and Television Production segments of Old Lionsgate. In addition, prior to the Studio Separation, the Studio Business costs included an allocation of corporate general and administrative expense (inclusive of share-based compensation) which was allocated to the Studio Business as further discussed below. Other costs excluded from the Motion Picture and Television Production segment profit but relating to the Studio Business were generally specifically identifiable as costs of the Studio Business in the accounting records of Old Lionsgate and were included in the accompanying consolidated financial statements in periods prior to the Studio Separation.
In connection with the Business Combination, on May 9, 2024, Old Lionsgate and StudioCo entered into a shared services and overhead sharing agreement (the “Shared Services Agreement”) which took effect upon the closing of the Business Combination. The Shared Services Agreement facilitates the allocation to the Company of all corporate general and administrative expenses of Old Lionsgate, except for an amount of $10.0 million to be allocated annually to the Starz Business of Old Lionsgate. The $10.0 million allocation of Old Lionsgate’s corporate general and administrative expenses to the Starz Business pursuant to the Shared Services Agreement is designed to reflect the portion of corporate expenses expended and reflective of the level of effort and costs incurred related to management oversight and services provided for the Starz Business post Studio Separation with consideration of the anticipated separation of the Starz Business.
The corporate general and administrative expenses that are allocated to the Company pursuant to the Shared Services Agreement include salaries and wages for certain executives and other corporate officers related to executive oversight, investor relations costs, costs for the maintenance of corporate facilities, and other common administrative support functions, including corporate accounting, finance and financial reporting, audit and tax costs, corporate and other legal support functions, and certain information technology and human resources. In addition, the Separation Agreement and the Shared Services Agreement provide that officers, employees and directors of the Company will continue to receive awards of equity and equity-based compensation pursuant to the existing plans of Old Lionsgate. Such awards will be treated as a capital contribution by Old Lionsgate to the Company, with the associated share based compensation expense for such awards allocated to the Company, see Note 14.
For periods prior to the Studio Separation, the combined financial statements of the Studio Business included allocations of corporate general and administrative expenses (inclusive of share-based compensation) from Old Lionsgate related to the corporate and shared service functions historically provided by Old Lionsgate. These expenses were allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis of consolidated Old Lionsgate revenue, payroll expense or other measures considered to be a reasonable reflection of the historical utilization levels of these services.
Management believes the assumptions underlying these consolidated financial statements, including the assumptions regarding the allocation of general and administrative expenses from Old Lionsgate to the Studio Business prior to the Studio Separation, are reasonable. See Note 21 for further detail of the allocations included in the consolidated financial statements.
In connection with the Business Combination, the Company entered into certain intercompany note arrangements, which mirrored the terms and amounts outstanding under Old Lionsgate’s credit facilities as previously reflected in the historical financial statements of the Studio Business prior to the Studio Separation, see Note 8.
Generally Accepted Accounting Principles
These consolidated financial statements have been prepared in accordance with U.S. GAAP.
Principles of Consolidation
For periods subsequent to the Studio Separation, the accompanying consolidated financial statements of the Company include the accounts of Legacy Lionsgate Studios and its majority-owned and controlled subsidiaries. The Company reviews its relationships with other entities to identify whether it is the primary beneficiary of a variable interest entity (“VIE”). If the determination is made that the Company is the primary beneficiary, then the entity is consolidated.
For periods prior to the Studio Separation, the accompanying consolidated financial statements of the Company were derived from the consolidated financial statements and accounting records of Old Lionsgate and reflect certain allocations from Old Lionsgate as further discussed above.
All significant intercompany balances and transactions within the Company were eliminated in these consolidated financial statements.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates made by management in the preparation of the financial statements relate to ultimate revenue and costs used for the amortization of investment in films and television programs; estimates related to the revenue recognition of sales or usage-based royalties; fair value of equity-based compensation; the allocations of costs to the Company for certain corporate and shared service functions in preparing the consolidated financial statements for periods prior to the Studio Separation on a carve-out
basis; fair value of assets and liabilities for allocation of the purchase price of companies and assets acquired; income taxes including the assessment of valuation allowances for deferred tax assets; accruals for contingent liabilities; and impairment assessments for investment in films and television programs and for goodwill. Actual results could differ from
such estimates.
Reclassifications
Certain amounts presented in prior years have been reclassified to conform to the current year’s presentation.
Significant Accounting Policies
Revenue Recognition
The Company’s Motion Picture and Television Production segments generate revenue principally from the licensing of content in domestic theatrical exhibition, home entertainment (e.g., digital media and packaged media), television, and international market places.
Revenue is recognized upon transfer of control of promised services or goods to customers in an amount that reflects the consideration the Company expects to receive in exchange for those services or goods. Revenues do not include taxes collected from customers on behalf of taxing authorities such as sales tax and value-added tax.
Revenue also includes licensing of motion pictures and television programming (including Starz original productions) to the Starz Business. See Note 21 for further details.
Licensing Arrangements.
 The Company’s content licensing arrangements include fixed fee and minimum guarantee arrangements, and sales or usage based royalties.
Fixed Fee or Minimum Guarantees
: The Company’s fixed fee or minimum guarantee licensing arrangements may, in some cases, include multiple titles, multiple license periods (windows) with a substantive period in between the windows, rights to exploitation in different media, or rights to exploitation in multiple territories, which may be considered distinct performance obligations. When these performance obligations are considered distinct, the fixed fee or minimum guarantee in the arrangement is allocated to the title, window, media right or territory as applicable, based on estimates of relative standalone selling prices. The amounts related to each performance obligation (i.e., title, window, media or territory) are recognized when the content has been delivered, and the window for the exploitation right in that territory has begun, which is the point in time at which the customer is able to begin to use and benefit from the content.
Sales or Usage Based Royalties
: Sales or usage based royalties represent amounts due to the Company based on the “sale” or “usage” of the Company’s content by the customer, and revenues are recognized at the later of when the subsequent sale or usage occurs, or the performance obligation to which some or all the sales or usage-based royalty has been allocated and satisfied (or partially satisfied). Generally, when the Company licenses completed content with standalone functionality (such as a movie, or television show), its performance obligation will be satisfied prior to the sale or usage. When the Company licenses intellectual property that does not have stand-alone functionality (e.g., brands, themes, logos, etc.), its performance obligation is generally satisfied in the same period as the sale or usage. The actual amounts due to the Company under these arrangements are generally not reported to the Company until after the close of the reporting period. The

Company records revenue under these arrangements for the amounts due and not yet reported to the Company based on estimates of the sales or usage of these customers and pursuant to the terms of the contracts. Such estimates are based on information from the Company’s customers, historical experience with similar titles in that market or territory, the performance of the title in other markets, and/or data available in the industry.
Revenues by Market or Product Line
. The following describes the revenues generated by market or product line. Theatrical revenues are included in the Motion Picture segment; home entertainment, television, international and other revenues are applicable to both the Motion Picture and Television Production segments.

•
Theatrical.
 Theatrical revenues are derived from the domestic theatrical release of motion pictures licensed to theatrical exhibitors on a picture-by-picture
basis (distributed by the Company directly in the United States and through a sub-distributor
in Canada). Revenue from the theatrical release of feature films are treated as sales or usage-based royalties, are recognized as revenue starting at the exhibition date and are based on the Company’s participation in box office receipts of the theatrical exhibitor. Theatrical revenues also include revenues from licenses to direct-to-platform
customers where the initial license of a motion picture is to a direct-to-platform
customer.

•	Home Entertainment. Home entertainment consists of Digital Media and Packaged Media.

•
Digital Media.
 Digital media includes digital transaction revenue sharing arrangements
(pay-per-view
and
video-on-demand
platforms, electronic sell through (“EST”), and digital rental) and licenses of content to digital platforms for a fixed fee.

Digital Transaction Revenue Sharing Arrangements:
 Primarily represents revenue sharing arrangements with certain digital media platforms which generally provide that, in exchange for a nominal or no upfront sales price, the Company shares in the rental or sales revenues generated by the platform on a title-by-title
basis. These digital media platforms generate revenue from rental and EST arrangements, such as download-to-own,
download-to-rent,
and
video-on-demand.
These revenue sharing arrangements are recognized as sales or usage-based royalties based on the performance of these platforms and pursuant to the terms of the contract, as discussed above.
Licenses of Content to Digital Platforms:
 Primarily represents the licensing of content to
subscription-video-on-demand
(“SVOD”) or other digital platforms for a fixed fee. As discussed above, revenues are recognized when the content has been delivered and the window for the exploitation right in that territory has begun.

•
Packaged Media.
 Packaged media revenues represent the sale of motion pictures and television shows (produced or acquired) on physical discs (DVD’s,
Blu-ray,
4K Ultra HD, referred to as “Packaged Media”) in the retail market. Revenues are recognized, net of an allowance for estimated returns and other allowances, on the later of receipt by the customer or “street date” (when it is available for sale by the customer).

•
Television.
 Television revenues are derived from the licensing to domestic markets (linear pay, basic cable, free television markets, syndication) of motion pictures (including theatrical productions and acquired films) and scripted and unscripted television series, television movies, mini-series, and non-fiction
programming. Television revenues also include revenue from licenses to SVOD platforms in which the initial license of a television series is to an SVOD platform or the traditional pay window for a motion picture is licensed to an SVOD platform. Television revenues include fixed fee arrangements as well as arrangements in which the Company earns advertising revenue from the exploitation of certain content on television networks. Revenues associated with a title, right, or window from television licensing arrangements are recognized when the feature film or television program is delivered (on an episodic basis for television product) and the window for the exploitation right has begun.

•
International.
 International revenues are derived from (1) licensing of the Company’s productions, acquired films, catalog product and libraries of acquired titles to international distributors, on a territory-by-territory
basis; (2) the direct distribution of the Company’s productions, acquired films, and the Company’s catalog product and libraries of acquired titles in the United Kingdom; and (3) licensing to international markets of scripted and unscripted series, television movies, mini-series and non-fiction
programming. License fees and minimum guarantee amounts associated with title, window, media or territory, are recognized when access to the feature film or television program has been granted or delivery has occurred, as required under the contract, and the right to exploit the feature film or television program in that window, media or territory has commenced. Revenues are also generated from sales or usage based royalties received from international distributors based on their distribution performance pursuant to the terms of the contracts after the recoupment of certain costs in some cases, and the initial minimum guarantee, if any, and are recognized when the sale by the Company’s customer generating a royalty due to the Company has occurred.

•
Other.
 Other revenues are derived from the licensing of the Company’s film and television and related content (games, music, location-based entertainment royalties, etc.) to other ancillary markets and from commissions and executive producer fees earned related to talent management.

Revenues from the licensing of film and television content and the sales and licensing of music are recognized when the content has been delivered and the license period has begun, as discussed above. Revenues from the licensing of symbolic intellectual property (i.e., licenses of motion pictures or television characters, brands, storylines, themes or logos) is recognized over the corresponding license term. Commissions are recognized as such services are provided.
Deferred Revenue.
 Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation.
Deferred revenue also relates to customer payments that are made in advance of when the Company fulfills its performance obligation and recognizes revenue. This primarily occurs under television production contracts, in which payments may be received as the production progresses, international motion picture contracts, where a portion of the payments are received prior to the completion of the movie and prior to license rights start dates, and pay television contracts with multiple windows with a portion of the revenues deferred until the subsequent exploitation windows commence. These arrangements do not contain significant financing components because the reason for the payment structure is not for the provision of financing to the Company, but rather to mitigate the Company’s risk of customer non-performance
and incentivize the customer to exploit the Company’s content.
See Note 13 for further information.
Accounts Receivable.
 Payment terms vary by location and type of customer and the nature of the licensing arrangement. However, other than certain multi-year license arrangements; payments are generally due within 60 days after revenue is recognized. For certain multi-year licensing arrangements primarily in the television, digital media, and international markets, payments may be due over a longer period. When the Company expects the period between fulfillment of its performance obligation and the receipt of payment to be greater than a year, a significant financing component is present. In these cases, such payments are discounted to present value based on a discount rate reflective of a separate financing transaction between the customer and the Company, at contract inception. The significant financing component is recorded as a reduction to revenue and accounts receivable initially, with such accounts receivable discount amortized to interest income over the period to receipt of payment. The Company does not assess contracts with deferred payments for significant financing components if, at contract inception, the Company expects the period between fulfillment of the performance obligation and subsequent payment to be one year
or less.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash deposits at financial institutions and investments in money market mutual funds.
Restricted Cash
At March 31, 2025, the Company had restricted cash of $67.9 million primarily representing amounts related to required cash reserves for interest payments associated with certain corporate debt and film related obligations (March 31, 2024- $57.4 million). Restricted cash is included within “other current assets” and “other non-current
assets” on the consolidated balance sheets (see Note 20).
Investment in Films and Television Programs
General.
 Investment in films and television programs includes the unamortized costs of films and television programs, which are monetized individually (i.e., through domestic theatrical, home entertainment, television, international or other ancillary-market distribution).
Recording Cost.
 Costs of acquiring and producing films and television programs and of acquired libraries are capitalized when incurred. For films and television programs produced by the Company, capitalized costs include all direct production and financing costs, capitalized interest and production overhead. For the years ended March 31, 2025, 2024 and 2023, total capitalized interest was $37.9 million, $21.0 million and $28.1 million, respectively. For acquired films and television programs, capitalized costs consist of minimum guarantee payments to acquire the distribution rights.
Amortization.
 Costs of acquiring and producing films and television programs and of acquired libraries are amortized using the individual-film-forecast method, whereby these costs are amortized and participations and residuals costs are accrued in the proportion that current year’s revenue bears to management’s estimate of ultimate revenue at the beginning of the current year expected to be recognized from the exploitation, exhibition or sale of the films or television programs.
Ultimate Revenue.
 Ultimate revenue includes estimates over a period not to exceed ten
years following the date of initial release of the motion picture. For an episodic television series, the period over which ultimate revenues are estimated cannot exceed ten years
following the date of delivery of the first episode, or, if still in production, five years from the date of delivery of the most recent episode, if later. For titles included in acquired libraries, ultimate revenue includes estimates over a period not to exceed twenty years following the date of acquisition.
Development.
 Films and television programs in development include costs of acquiring film rights to books, stage plays or original screenplays and costs to adapt such projects. Such costs are capitalized and, upon commencement of production, are transferred to production costs. Projects in development are written off at the earlier of the date they are determined not to be recoverable or when abandoned, or three years from the date of the initial investment unless the fair value of the project exceeds its carrying cost.
Impairment Assessment.
 An individual film or television program is evaluated for impairment when an event or change in circumstances indicates that the fair value of an individual film is less than its unamortized cost.

The fair value is determined based on a discounted cash flow analysis of the cash flows directly attributable to the title. To the extent the unamortized costs exceed the fair value, an impairment charge is recorded for the excess.
The discounted cash flow analysis includes cash flows estimates of ultimate revenue and costs as well as a discount rate (a Level 3 fair value measurement, see Note 11). The discount rate utilized in the discounted cash flow analysis is based on the weighted average cost of capital of the Company plus a risk premium representing the risk associated with producing a particular film or television program. Estimates of future revenue involve measurement uncertainty and it is therefore possible that reductions in the carrying value of investment in films and television programs may be required as a consequence of changes in management’s future revenue estimates.
Property and Equipment, net
Property and equipment is carried at cost less accumulated depreciation. Depreciation is provided for on a straight line basis over the following useful lives:

Computer equipment and software	3 - 5 years
Furniture and equipment	3 - 5 years
Leasehold improvements	Lease term or the useful life, whichever is shorter
Land	Not depreciated
The Company periodically reviews and evaluates the recoverability of property and equipment. Where applicable, estimates of net future cash flows, on an undiscounted basis, are calculated based on future revenue estimates. If appropriate and where deemed necessary, a reduction in the carrying amount is recorded based on the difference between the carrying amount and the fair value based on discounted cash flows.
Leases
The Company determines if an arrangement is a lease at its inception. The expected term of the lease used for computing the lease liability and right-of-use
(“ROU”) asset and determining the classification of the lease as operating or financing may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company also elected to not separate lease components from non-lease
components across all lease categories. Instead, each separate lease component and non-lease
component are accounted for as a single lease component.
Operating Leases.
 Operating lease ROU assets, representing the Company’s right to use the underlying asset for the lease term, are included in the “Other assets—non-current”
line item in the Company’s consolidated balance sheets. Operating lease liabilities, representing the present value of the Company’s obligation to make payments over the lease term, are included in the “Other accrued liabilities” and “Other liabilities—non-current”
line items in the Company’s consolidated balance sheets. The Company has entered into various short-term operating leases which have an initial term of 12 months or less. These short-term leases are not recorded on the Company’s consolidated balance sheets. Lease expense for operating leases is recognized on a straight-line basis over the lease term.
The present value of the lease payments is calculated using a rate implicit in the lease, when readily determinable. However, as most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate to determine the present value of the lease payments for the majority of its leases.
Variable lease payments that are based on an index or rate are included in the measurement of ROU assets and lease liabilities at lease inception. All other variable lease payments are expensed as incurred and are not included in the measurement of ROU assets and lease liabilities.

The Company
did
not have any finance leases during the years ended March 31, 2025, 2024 or 2023.
Investments
Investments include investments accounted for under the equity method of accounting, and equity investments with and without readily determinable fair value.
Equity Method Investments:
 The Company uses the equity method of accounting for investments in companies in which it has a minority equity interest and the ability to exert significant influence over operating decisions of the companies. Significant influence is generally presumed to exist when the Company owns between 20% and 50% of the voting interests in the investee, holds substantial management rights or holds an interest of less than 20% in an investee that is a limited liability partnership or limited liability corporation that is treated as a flow-through entity.
Under the equity method of accounting, the Company’s share of the investee’s earnings (losses) are included in the “equity interests income” line item in the consolidated statements of operations. The Company records its share of the net income or loss of most equity method investments on a one quarter lag and, accordingly, during the years ended March 31, 2025, 2024 and 2023, the Company recorded its share of the income or loss generated by these entities for the years ended December 31, 2024, 2023 and 2022, respectively.
Dividends and other distributions from equity method investees are recorded as a reduction of the Company’s investment. Distributions received up to the Company’s interest in the investee’s retained earnings are considered returns on investments and are classified within cash flows from operating activities in the consolidated statements of cash flows. Distributions from equity method investments in excess of the Company’s interest in the investee’s retained earnings are considered returns of investments and are classified within cash flows provided by investing activities in the consolidated statements of cash flows.
Other Equity Investments:
 Investments in nonconsolidated affiliates in which the Company owns less than 20% of the voting common stock, or does not exercise significant influence over operating and financial policies, are recorded at fair value using quoted market prices if the investment has a readily determinable fair value. If an equity investment’s fair value is not readily determinable, the Company will recognize it at cost less any impairment, adjusted for observable price changes in orderly transactions in the investees’ securities that are identical or similar to the Company’s investments in the investee. The unrealized gains and losses and the adjustments related to the observable price changes are recognized in net income (loss).
Impairments of Investments:
 The Company regularly reviews its investments for impairment, including when the carrying value of an investment exceeds its market value. If the Company determines that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value by a charge to earnings. Factors that are considered by the Company in determining whether an other-than-temporary decline in value has occurred include (i) the market value of the security in relation to its cost basis, (ii) the financial condition of the investee, and (iii) the Company’s intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investment.
For investments accounted for using the equity method of accounting or equity investments without a readily determinable fair value, the Company evaluates information available (e.g., budgets, business plans, financial statements, etc.) in addition to quoted market prices, if any, in determining whether an other-than-temporary decline in value exists. Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the Company’s investment.

Finite-Lived Intangible Assets
Identifiable intangible assets with finite lives are amortized to depreciation and amortization expense over their estimated useful lives, ranging from 5 to 15 years.
Amortizable intangible assets are tested for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of the asset may not be recoverable. If a triggering event has occurred, an impairment analysis is required. The impairment test first requires a comparison of undiscounted future cash flows expected to be generated over the remaining useful life of an asset to the carrying value of the asset. The impairment test is performed at the lowest level of cash flows associated with the asset. If the carrying value of the asset exceeds the undiscounted future cash flows, the asset would not be deemed to be recoverable. Impairment would then be measured as the excess of the asset’s carrying value over its fair value, which would generally be estimated based on a discounted cash flow (“DCF”) model.
The Company monitors its finite-lived intangible assets and changes in the underlying circumstances each reporting period for indicators of possible impairments or a change in the useful life or method of amortization of its finite-lived intangible assets. No such triggering events were identified during the years ended March 31, 2025 and 2024.
Goodwill
At March 31, 2025, the carrying value of goodwill was $808.5 million. Goodwill is allocated to the Company’s reporting units, which are its operating segments or one level below its operating segments (component level). Reporting units are determined by the discrete financial information available for the component and whether that information is regularly reviewed by segment management. Components are aggregated into a single reporting unit if they share similar economic characteristics. The Company’s reporting units for purposes of goodwill impairment testing during the years ended March 31, 2025, 2024 and 2023 were Motion Picture, and the Television and Talent Management businesses, both of which are part of the Television Production segment.
Goodwill is not amortized, but is reviewed for impairment each fiscal year or between the annual tests if an event occurs or circumstances change that indicates it is more-likely-than-not
that the fair value of a reporting unit is less than its carrying value. The Company performs its annual impairment test as of January 1 in each fiscal year. A goodwill impairment loss would be recognized for the amount that the carrying amount of a reporting unit exceeds its fair value. An entity may perform a qualitative assessment of the likelihood of the existence of a goodwill impairment. The qualitative assessment is an evaluation, based on all identified events and circumstances which impact the fair value of the reporting unit, of whether or not it is more likely than not that the fair value is less than the carrying value of the reporting unit. If the Company believes that as a result of its qualitative assessment it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, a quantitative impairment test is not required but may be performed at the option of the Company.
A quantitative assessment requires determining the fair value of the Company’s reporting units. The determination of the fair value of each reporting unit utilizes DCF analyses and market-based valuation methodologies, which represent Level 3 fair value measurements. Fair value determinations require considerable judgment and requires assumptions and estimates of many factors, including revenue and market growth, operating margins and cash flows, market multiples and discount rates, and are sensitive to changes in these underlying assumptions and factors.

Goodwill Impairment Assessments:
Fiscal 2025.
 For the Company’s annual goodwill impairment test for fiscal 2025, given the length of time since our last quantitative assessment and considering the separation of the Studio Business from the Starz Business, the Company performed quantitative goodwill impairment assessments for all our reporting units (Motion Picture, and our Television and Talent Management businesses, both of which are part of our Television Production segment), based on the most recent data and expected growth trends, using a combination of DCF analyses and market-based valuation methodologies to estimate the fair value of the Company’s reporting units. Based on our quantitative impairment assessment, the Company determined that the fair value of our reporting units significantly exceeded the carrying values for all of our reporting units. See Note 7 for further information.
Fiscal 2024
. For the Company’s annual goodwill impairment test for fiscal 2024, the Company performed qualitative goodwill impairment assessments for all reporting units (Motion Picture, and our Television and Talent Management businesses, both of which are part of our Television Production segment). Our qualitative assessment considered the recent performance of these reporting units, and updated forecasts of performance and cash flows, as well as the current micro and macroeconomic environments in relation to the current and expected performance of these reporting units, and industry considerations, and determined that since the date of the most recent quantitative assessment performed over these reporting units, there were no events or circumstances that rise to a level that would more-likely-than-not
reduce the fair value of those reporting units below their carrying values; therefore, a quantitative goodwill impairment analysis was not required for these reporting units.
Management will continue to monitor all of its reporting units for changes in the business environment that could impact the recoverability of goodwill in future periods. The recoverability of goodwill is dependent upon the continued growth of revenue and cash flows from the Company’s business activities. Examples of events or circumstances that could result in changes to the underlying key assumptions and judgments used in the Company’s goodwill impairment tests, and ultimately impact the estimated fair value of the Company’s reporting units may include the global economy; consumer consumption levels of the Company’s content; adverse macroeconomic conditions related to higher inflation and interest rates and currency rate fluctuations, and the impact on the global economy from wars, terrorism and multiple international conflicts, and future bank failures; volatility in the equity and debt markets which could result in higher weighted-average cost of capital; capital market transactions; the duration and potential impact of strikes of unions, on our ability to produce, acquire and distribute our content; the commercial success of the Company’s television programming and motion pictures; the Company’s continual contractual relationships with its customers; and changes in consumer behavior. While historical performance and current expectations have resulted in fair values of the Company’s reporting units in excess of carrying values, if the Company’s assumptions are not realized, it is possible that an impairment charge may need to be recorded in the future.
Prints, Advertising and Marketing Expenses
The costs of prints, advertising and marketing expenses are expensed as incurred.
Advertising expenses for the year ended March 31, 2025 were $296.3 million (2024 — $347.8 million, 2023 — $203.4 million) which were recorded as distribution and marketing expenses in the accompanying consolidated statements of operations.
Income Taxes
Income taxes are accounted for using an asset and liability approach for financial accounting and reporting for income taxes and recognition and measurement of deferred tax assets are based upon the likelihood of realization of tax benefits in future years. Under this method, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Valuation allowances are established when management determines that it is more likely than not that some portion or all of the net deferred tax asset, on a jurisdiction-by-jurisdiction
basis, will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment.
From time to time, the Company engages in transactions in which the tax consequences may be subject to uncertainty and judgment is required in assessing and estimating the tax consequences of these transactions. In determining the Company’s tax provision for financial reporting purposes, the Company establishes a reserve for uncertain tax positions unless such positions are determined to be more likely than not of being sustained upon examination, based on their technical merits. The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense.
In connection with the Business Combination, on May 13, 2024, the Company and Old Lionsgate entered into a tax matters agreement (the “Tax Matters Agreement”) that governs the parties’ respective rights, responsibilities and obligations with respect to tax liabilities and benefits, tax attributes, certain indemnification rights with respect to tax matters, the preparation and filing of tax returns, the control of audits and other tax proceedings and other matters regarding taxes.
For periods prior to the Business Combination (including the period from April 1, 2024, through May 13, 2024), income taxes were calculated on a separate tax return basis. The separate tax return method applies the accounting guidance for income taxes to the standalone financial statements as if the Company was a separate taxpayer and standalone enterprise. The Company’s U.S. operations, and certain of its
non-U.S.
operations historically were included in the income tax returns of Old Lionsgate or its subsidiaries that may not be part of the Company. Management believes the assumptions supporting the Company’s allocation and presentation of income taxes on a separate tax return basis for the periods prior to the Business Combination to be reasonable.
For periods following the Business Combination (including the period from May 14, 2024, through March 31, 2025), income taxes were calculated by applying an estimated effective income tax rate to the Company’s ordinary income (loss), adjusted for the income tax effects of items that related discretely to the period, if any. Following the Business Combination, certain tax attributes (including U.S. federal net operating losses) were statutorily allocated from Old Lionsgate to the legal entities comprising the Studio Business, and were available for use.
Government Assistance
The Company has access to government programs that are designed to promote film and television production and distribution in certain foreign countries. The Company also has access to similar programs in certain states within the U.S. that are designed to promote film and television production in those states.
Tax credits earned with respect to expenditures on qualifying film and television productions are recorded as a reduction to investment in films and television programs when the qualifying expenditures have been incurred provided that there is reasonable assurance that the credits will be realized (see Note 4 and Note 20).
Foreign Currency Translation
Monetary assets and liabilities denominated in currencies other than the functional currency are translated at exchange rates in effect at the balance sheet date. Resulting unrealized and realized gains and losses are included in the consolidated statements of operations.

Foreign company assets and liabilities in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date. Foreign company revenue and expense items are translated at the average rate of exchange for the fiscal year. Gains or losses arising on the translation of the accounts of foreign
companies are included in accumulated other comprehensive income or loss, a separate component of equity.
Derivative Instruments and Hedging Activities
Derivative financial instruments are used by the Company in the management of its foreign currency and interest rate exposures. The Company’s policy is not to use derivative financial instruments for trading or speculative purposes.
The Company uses derivative financial instruments to hedge its exposures to foreign currency exchange rate and interest rate risks. All derivative financial instruments are recorded at fair value in the consolidated balance sheets (see Note 11). The effective changes in fair values of derivatives designated as cash flow hedges are recorded in accumulated other comprehensive income or loss and included in unrealized gains (losses) on cash flow hedges until the underlying hedged item is recognized in earnings. The effective changes in the fair values of derivatives designated as cash flow hedges are reclassified from accumulated other comprehensive income or loss to net income or net loss when the underlying hedged item is recognized in earnings. If the derivative is not designated as a hedge, changes in the fair value of the derivative are recognized in earnings. See Note 19 for further discussion of the Company’s derivative financial instruments.
Parent Net Investment
Parent net investment represents Old Lionsgate’s historical investment in the Company, the accumulated net earnings (losses) after taxes and the net effect of settled transactions with and allocations from Old Lionsgate. All transactions reflected in parent net investment by Old Lionsgate have been considered as financing activities for purposes of the consolidated statements of cash flows. To conform to the retroactive application of the reverse recapitalization as described above, transactions historically presented as parent net investment have been recast to accumulated deficit in the consolidated balance sheets and the consolidated statements of equity (deficit).
Share-Based Compensation
Certain Company employees participate in the share-based compensation plans sponsored by Old Lionsgate. Old Lionsgate share-based compensation awards granted to employees of the Company consist of stock options, restricted share units and share appreciation rights. As such, following the Studio Separation the awards to Company employees are reflected in common shares within the consolidated statements of equity (deficit) at the time they are expensed. Prior to the Studio Separation, the awards to Company employees were reflected in accumulated deficit (as recast from parent net investment in connection with the reverse recapitalization, see
 Studio Separation and Business Combination
 above) within the consolidated statements of equity (deficit) at the time they were expensed. For periods prior to the Studio Separation, the consolidated statements of operations also include an allocation of Old Lionsgate corporate and shared employee share-based compensation expenses.
The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. The fair value is recognized in earnings over the period during which an employee is required to provide service. See Note 14 for further discussion of the Company’s share-based compensation.

Transfers of Financial Assets
The Company enters into arrangements to sell certain financial assets (i.e., monetize its trade accounts receivables). For a transfer of financial assets to be considered a sale, the asset must be legally isolated from the Company and the purchaser must have control of the asset. Determining whether all the requirements have been met includes an evaluation of legal considerations, the extent of the Company’s continuing involvement with the assets transferred and any other relevant considerations. When the true sales criteria are met, the Company derecognizes the carrying value of the financial asset transferred and recognizes a net gain or loss on the sale. The proceeds from these arrangements with third party purchasers are reflected as cash provided by operating activities in the consolidated statements of cash flows. If the sales criteria are not met, the transfer is considered a secured borrowing and the financial asset remains on the consolidated balance sheets with proceeds from the sale recognized as debt and recorded as cash flows from financing activities in the consolidated statements of cash flows. See Note 20 for discussion of the Company’s accounts receivable monetization.
Net Loss Per Share
Basic net loss per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net loss per share for the years ended March 31, 2025, 2024 and 2023 is presented below:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Loss Per Common Share:
Numerator:
Net loss attributable to Lionsgate Studios Corp. shareholders	$(128.5)	$(93.5)	$(0.3)
Recovery (accretion) of redeemable noncontrolling interest	5.0	(11.9)	—

Net loss attributable to Lionsgate Studios Corp. shareholders after accretion of redeemable noncontrolling interest	$(123.5)	$(105.4)	$(0.3)

Denominator:
Weighted average common shares outstanding	284.6	253.4	253.4

Basic and diluted net loss per common share	$(0.43)	$(0.42)	$0.00

For periods prior to the Studio Separation, basic and diluted net loss per share per share was calculated based on the 253.4 million shares issued to Old Lionsgate at the closing of the Business Combination.
Additionally, for the years ended March 31, 2025, 2024 and 2023, the outstanding common shares issuable presented below were excluded from diluted net loss per common share because they are contingently issuable upon certain vesting criteria that have not been met as of the reporting period.

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
SEAC Sponsor Options	2.2	—	—

Recent Accounting Pronouncements
Accounting Guidance Adopted in Fiscal 2025
Segment Reporting:
 In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2023-07,
 Improvements to Reportable Segment Disclosures
. The amendments in this update expanded disclosures about a public entity’s reportable segments and requires more enhanced information about a reportable segment’s expenses, interim segment profit or loss, and how a public entity’s chief operating decision maker (“CODM”) uses reported segment profit or loss information in assessing segment performance and allocating resources. This guidance was effective for the Company beginning with these financial statements issued for the fiscal year ended March 31, 2025, and the Company has applied this guidance to all periods presented (see Note 17).
Accounting Guidance Not Yet Adopted
Income Taxes:
 In December 2023, the FASB issued ASU
2023-09,
 Income Taxes (Topic 740): Improvements to Income Tax Disclosures,
 requiring public business entities, on an annual basis, to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, the guidance requires all entities to disaggregate disclosures by jurisdiction on the amount of income taxes paid (net of refunds received), income or loss from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) from continuing operations. This guidance is effective for fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2026. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.
Income Statement:
 In November 2024, the FASB issued ASU
2024-03,
 Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses (Subtopic
220-40),
 requiring public business entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This ASU is effective for fiscal years beginning after December 15, 2026, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2028 and interim reporting periods beginning in fiscal 2029, with early adoption permitted. The disclosures required under the ASU can be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospectively to any or all periods presented in the financial statements. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.
Business Combinations:
 In May 2025, the FASB issued ASU
2025-03,
 Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity.
 This standard clarifies the guidance in determining the acquirer in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. This guidance is effective for fiscal years beginning after December 15, 2026, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2028 and interim reporting periods beginning in fiscal 2029, with early adoption permitted. The amendments are required to be applied prospectively to any acquisition transaction that occurs after the initial application date. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.

LIONS GATE ENTERTAINMENT CORP [Member]
Description of Business, Basis of Presentation and Significant Accounting Policies
1. Description of Business, Basis of Presentation and Significant Accounting Policies
Description of Business
Prior to the Starz Separation, as further discussed below, Lions Gate Entertainment Corp. (the “Company,” “Old Lionsgate,” “Lions Gate,” “we,” “us” or “our”) encompassed world-class motion picture and television studio operations aligned with the STARZ premium global subscription platform to bring a unique and varied portfolio of entertainment to consumers around the world. The Company’s film, television, subscription and location-based entertainment businesses are backed by a more than 20,000-title
library and a valuable collection of iconic film and television franchises.
Starz Separation
On May 6, 2025, through a series of transactions contemplated by a certain arrangement agreement, dated as of January 29, 2025, as amended by an amending agreement, dated as of March 12, 2025 (collectively, the “Arrangement Agreement”), the separation of the businesses of Lionsgate Studios Corp. (“Legacy Lionsgate Studios”), of which the Company owned approximately 87.8% and which encompasses the Company’s motion picture and television studio operations, and the STARZ-branded premium subscription platform business was completed (the “Starz Separation”). As a result of the Arrangement Agreement, the pre-transaction
shareholders of Old Lionsgate own shares in two separately traded public companies: (1) New Lionsgate, which was renamed “Lionsgate Studios Corp.” (and herein after referred to as “Lionsgate”) and holds, directly and through subsidiaries, the Studio Business previously held by Old Lionsgate, and is owned by Old Lionsgate shareholders and Legacy Lionsgate Studios shareholders, and (2) Old Lionsgate, which was renamed “Starz Entertainment Corp.” and holds, directly and through subsidiaries, the Starz Business that was previously held by Old Lionsgate (see Note 21).
Notwithstanding the legal form of the Starz Separation, for accounting and financial reporting purposes, in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”), due to the relative significance of the Studio Business as compared to the Starz Business and the continued involvement of Old Lionsgate’s senior management with Lionsgate following the completion of the Starz Separation, Lionsgate (which holds the Lionsgate Studio Business) is considered the accounting spinnor or divesting entity and Starz (which holds the Starz Business) is considered the accounting spinnee or divested entity. As a result, Old Lionsgate will be the accounting predecessor to Lionsgate and the pro rata distribution of the Starz Business will be recorded through equity with no gain or loss recorded. The Starz Business will be reflected as discontinued operations in the financial statements of Lionsgate following the completion of the Starz Separation, beginning with the first quarter ended June 30, 2025. For periods following the Starz Separation, Lionsgate will reflect the historical financial position and results of operations of Old Lionsgate and as such, Old Lionsgate’s consolidated financial statements as of March 31, 2025 and 2024 and for each of the three years in the period ended March 31, 2025 are included herein.
Basis of Presentation
Generally Accepted Accounting Principles
These consolidated financial statements have been prepared in accordance with U.S. GAAP.
Principles of Consolidation
The accompanying consolidated financial statements of the Company include the accounts of Old Lionsgate and its majority-owned and controlled subsidiaries. The Company reviews its relationships with other entities to identify whether it is the primary beneficiary of a variable interest entity (“VIE”). If the determination is made that the Company is the primary beneficiary, then the entity is consolidated.

All significant intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates made by management in the preparation of the financial statements relate to ultimate revenue and costs used for the amortization of investment in films and television programs; estimates of future viewership used for the amortization of licensed program rights; estimates related to the revenue recognition of sales or usage-based royalties; fair value of equity-based compensation; fair value of assets and liabilities for allocation of the purchase price of companies and assets acquired; income taxes including the assessment of valuation allowances for deferred tax assets; accruals for contingent liabilities; and impairment assessments for investment in films and television programs and licensed program rights, goodwill and intangible assets. Actual results could differ from such estimates.
Reclassifications
Certain amounts presented in prior years have been reclassified to conform to the current year’s presentation.
Significant Accounting Policies
Revenue Recognition
The Company’s Motion Picture and Television Production segments generate revenue principally from the licensing of content in domestic theatrical exhibition, home entertainment (e.g., digital media and packaged media), television, and international market places. The Company’s Media Networks segment generates revenue primarily from the distribution of the Company’s STARZ premium subscription video services.
Revenue is recognized upon transfer of control of promised services or goods to customers in an amount that reflects the consideration the Company expects to receive in exchange for those services or goods. Revenues do not include taxes collected from customers on behalf of taxing authorities such as sales tax and value-added tax.
In the ordinary course of business, the Company’s reportable segments enter into transactions with one another. The most common types of intersegment transactions include licensing motion pictures or television programming (including Starz original productions) from the Motion Picture and Television Production segments to the Media Networks segment. While intersegment transactions are treated like third-party transactions to determine segment performance, the revenues (and corresponding expenses, assets, or liabilities recognized by the segment that is the counterparty to the transaction) are eliminated in consolidation and, therefore, do not affect consolidated results.
Licensing Arrangements.
 The Company’s content licensing arrangements include fixed fee and minimum guarantee arrangements, and sales or usage based royalties.
Fixed Fee or Minimum Guarantees:
 The Company’s fixed fee or minimum guarantee licensing arrangements may, in some cases, include multiple titles, multiple license periods (windows) with a substantive period in between the windows, rights to exploitation in different media, or rights to exploitation in multiple territories, which may be considered distinct performance obligations. When these performance obligations are considered distinct, the fixed fee or minimum guarantee in the arrangement is allocated to the title, window, media right or territory as applicable, based on estimates of relative standalone selling prices. The amounts related to each performance obligation (i.e., title, window, media or territory) are recognized when the content has been delivered, and the window for the exploitation right in that territory has begun, which is the point in time at which the customer is able to begin to use and benefit from the content.
Sales or Usage Based Royalties:
 Sales or usage based royalties represent amounts due to the Company based on the “sale” or “usage” of the Company’s content by the customer, and revenues are recognized at the later of when the subsequent sale or usage occurs, or the performance obligation to which some or all the sales or usage-based royalty has been allocated and satisfied (or partially satisfied). Generally, when the Company licenses completed content with standalone functionality (such as a movie, or television show), its performance obligation will be satisfied prior to the sale or usage. When the Company licenses intellectual property that does not have stand-alone functionality (e.g., brands, themes, logos, etc.), its performance obligation is generally satisfied in the same period as the sale or usage. The actual amounts due to the Company under these arrangements are generally not reported to the Company until after the close of the reporting period. The Company records revenue under these arrangements for the amounts due and not yet reported to the Company based on estimates of the sales or usage of these customers and pursuant to the terms of the contracts. Such estimates are based on information from the Company’s customers, historical experience with similar titles in that market or territory, the performance of the title in other markets, and/or data available in the industry.
Revenues by Market or Product Line.
 The following describes the revenues generated by market or product line. Theatrical revenues are included in the Motion Picture segment; home entertainment, television, international and other revenues are applicable to both the Motion Picture and Television Production segments; Media Networks programming revenues are included in the Media Networks segment.

•
Theatrical.
 Theatrical revenues are derived from the domestic theatrical release of motion pictures licensed to theatrical exhibitors on a picture-by-picture
basis (distributed by the Company directly in the United States and through a sub-distributor
in Canada). Revenue from the theatrical release of feature films are treated as sales or usage- based royalties, are recognized as revenue starting at the exhibition date and are based on the Company’s participation in box office receipts of the theatrical exhibitor. Theatrical revenues also include revenues from licenses to direct-to-platform
customers where the initial license of a motion picture is to a direct-to-platform
customer.

•	Home Entertainment. Home entertainment consists of Digital Media and Packaged Media.

•
Digital Media.
 Digital media includes digital transaction revenue sharing arrangements
(pay-per-view
and
video-on-demand
platforms, electronic sell through (“EST”), and digital rental) and licenses of content to digital platforms for a fixed fee.

Digital Transaction Revenue Sharing Arrangements:
 Primarily represents revenue sharing arrangements with certain digital media platforms which generally provide that, in exchange for a nominal or no upfront sales price, the Company shares in the rental or sales revenues generated by the platform on a title-by-title
basis. These digital media platforms generate revenue from rental and EST arrangements, such as download-to-own,
download-to-rent,
and
video-on-demand.
These revenue sharing arrangements are recognized as sales or usage based royalties based on the performance of these platforms and pursuant to the terms of the contract, as discussed above.
Licenses of Content to Digital Platforms:
 Primarily represents the licensing of content to
subscription-video-on-demand
(“SVOD”) or other digital platforms for a fixed fee. As discussed above, revenues are recognized when the content has been delivered and the window for the exploitation right in that territory has begun.

•
Packaged Media.
 Packaged media revenues represent the sale of motion pictures and television shows (produced or acquired) on physical discs (DVD’s,
Blu-ray,
4K Ultra HD, referred to as “Packaged Media”) in the retail market. Revenues are recognized, net of an allowance for estimated returns and other allowances, on the later of receipt by the customer or “street date” (when it is available for sale by the customer).

•
Television
.
 Television revenues are derived from the licensing to domestic markets (linear pay, basic cable, free television markets, syndication) of motion pictures (including theatrical productions and acquired films) and scripted and unscripted television series, television movies, mini-series, and non-fiction
programming. Television revenues also include revenue from licenses to SVOD platforms in which the initial license of a television series is to an SVOD platform or the traditional pay window for a motion picture is licensed to an SVOD platform. Television revenues include fixed fee arrangements as well as arrangements in which the Company earns advertising revenue from the exploitation of certain content on television networks. Revenues associated with a title, right, or window from television licensing arrangements are recognized when the feature film or television program is delivered (on an episodic basis for television product) and the window for the exploitation right has begun.

•
International.
 International revenues are derived from (1) licensing of the Company’s productions, acquired films, catalog product and libraries of acquired titles to international distributors, on a territory-by-territory
basis; (2) the direct distribution of the Company’s productions, acquired films, and the Company’s catalog product and libraries of acquired titles in the United Kingdom; and (3) licensing to international markets of scripted and unscripted series, television movies, mini-series and non-fiction
programming. License fees and minimum guarantee amounts associated with title, window, media or territory, are recognized when access to the feature film or television program has been granted or delivery has occurred, as required under the contract, and the right to exploit the feature film or television program in that window, media or territory has commenced. Revenues are also generated from sales or usage based royalties received from international distributors based on their distribution performance pursuant to the terms of the contracts after the recoupment of certain costs in some cases, and the initial minimum guarantee, if any, and are recognized when the sale by the Company’s customer generating a royalty due to the Company has occurred.

•
Other.
 Other revenues are derived from the licensing of the Company’s film and television and related content (games, music, location-based entertainment royalties, etc.) to other ancillary markets and from commissions and executive producer fees earned related to talent management.

Revenues from the licensing of film and television content and the sales and licensing of music are recognized when the content has been delivered and the license period has begun, as discussed above. Revenues from the licensing of symbolic intellectual property (i.e., licenses of motion pictures or television characters, brands, storylines, themes or logos) is recognized over the corresponding license term. Commissions are recognized as such services are provided.

•
Media Networks - Programming Revenues.
 Media Networks’ revenues are primarily derived from the domestic distribution of the Company’s STARZ branded premium subscription video services through over-the-top
(“OTT”) streaming platforms and distributors, on a
direct-to-consumer
basis through the Starz App and through U.S. and Canada multichannel video programming distributors (“MVPDs”), including cable operators, satellite television providers, and telecommunications companies (collectively “Distributors”) (in the aggregate, “Starz Networks”). Media Networks revenues also include revenue from the OTT distribution of the Starz subscription video services outside the United States and Canada (in the aggregate, “Other”). The Starz Networks platforms together with the Other platforms are referred to as the “Starz Platforms”.

Pursuant to the Company’s distribution agreements, revenues are primarily based on a fee based on the number of subscribers who receive the Company’s services or based on other factors (variable fee arrangements), or to a lesser extent, may be based on a monthly fixed fee or minimum guarantee, subject to nominal annual escalations. The Company also generates revenue through the distribution of its SVOD service directly to consumers through the Starz App.
The variable distribution fee arrangements represent sales or usage based royalties, which are recognized over the period of such sales or usage by the Company’s distributor, which is the same period that the content is provided to the distributor. Estimates of revenue generated, but not yet reported to the Company by its distribution partners, are made based on an estimated number of subscribers using historical trends and recent reporting. Other fixed fee or minimum guarantee programming revenue is recognized over the contract term based on the continuous delivery of the content to the distributor. Subscribers through the Starz App are billed in advance of the start of their monthly or annual membership and revenues are recognized ratably over each applicable membership period.
Deferred Revenue.
 Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation.
Deferred revenue also relates to customer payments that are made in advance of when the Company fulfills its performance obligation and recognizes revenue. This primarily occurs under television production contracts, in which payments may be received as the production progresses, international motion picture contracts, where a portion of the payments are received prior to the completion of the movie and prior to license rights start dates, and pay television contracts with multiple windows with a portion of the revenues deferred until the subsequent exploitation windows commence. These arrangements do not contain significant financing components because the reason for the payment structure is not for the provision of financing to the Company, but rather to mitigate the Company’s risk of customer non-performance
and incentivize the customer to exploit the Company’s content.
See Note 12 for further information.
Accounts Receivable.
 Payment terms vary by location and type of customer and the nature of the licensing arrangement. However, other than certain multi-year license arrangements, payments are generally due within 60 days after revenue is recognized. For certain multi-year licensing arrangements, primarily in the television, digital media, and international markets, payments may be due over a longer period. When the Company expects the period between fulfillment of its performance obligation and the receipt of payment to be greater than a year, a significant financing component is present. In these cases, such payments are discounted to present value based on a discount rate reflective of a separate financing transaction between the customer and the Company, at contract inception. The significant financing component is recorded as a reduction to revenue and accounts receivable initially, with such accounts receivable discount amortized to interest income over the period to receipt of payment. The Company does not assess contracts with deferred payments for significant financing components if, at contract inception, the Company expects the period between fulfillment of the performance obligation and subsequent payment to be one year or less.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash deposits at financial institutions and investments in money market mutual funds.
Restricted Cash
At March 31, 2025, the Company had restricted cash of $67.9 million, primarily representing amounts related to required cash reserves for interest payments associated with certain corporate debt and film related obligations (March 31, 2024 - $57.4 million). Restricted cash is included within “other current assets” and “other non-current
assets” on the consolidated balance sheets (see Note 19).

Investment in Films and Television Programs and Licensed Program Rights
Investment in Films and Television Programs:
General.
 Investment in films and television programs includes the unamortized costs of films and television programs, a portion of which are monetized individually (i.e., through domestic theatrical, home entertainment, television, international or other ancillary-market distribution), and a portion of which are monetized as part of a film group (i.e., primarily content internally produced by our Television Production segment for our Media Networks segment).
Recording Cost.
 Costs of acquiring and producing films and television programs and of acquired libraries are capitalized when incurred. For films and television programs produced by the Company, capitalized costs include all direct production and financing costs, capitalized interest and production overhead. For the years ended March 31, 2025, 2024, and 2023, total capitalized interest was $37.9 million, $21.0 million, and $28.1 million, respectively. For acquired films and television programs, capitalized costs consist of minimum guarantee payments to acquire the distribution rights.
Amortization.
 Costs of acquiring and producing films and television programs and of acquired libraries that are monetized individually are amortized using the individual-film-forecast method, whereby these costs are amortized and participations and residuals costs are accrued in the proportion that current year’s revenue bears to management’s estimate of ultimate revenue at the beginning of the current year expected to be recognized from the exploitation, exhibition or sale of the films or television programs.
For investment in films and television programs monetized as a group, see further discussion below under
 Licensed Program Rights
 for a description of amortization of costs monetized as a group.
Ultimate Revenue.
 Ultimate revenue includes estimates over a period not to exceed ten years following the date of initial release of the motion picture. For an episodic television series, the period over which ultimate revenues are estimated cannot exceed ten years following the date of delivery of the first episode, or, if still in production, five years from the date of delivery of the most recent episode, if later. For titles included in acquired libraries, ultimate revenue includes estimates over a period not to exceed twenty years following the date of acquisition.
Development.
 Films and television programs in development include costs of acquiring film rights to books, stage plays or original screenplays and costs to adapt such projects. Such costs are capitalized and, upon commencement of production, are transferred to production costs. Projects in development are written off at the earlier of the date they are determined not to be recoverable or when abandoned, or three years from the date of the initial investment unless the fair value of the project exceeds its carrying cost.
Licensed Program Rights:
General.
 Licensed program rights include content licensed from third parties that is monetized as part of a film group for distribution on Media Networks distribution platforms. Licensed content is comprised of films or series that have been previously produced by third parties and the Company retains specified airing rights over a contractual term. Program licenses typically have fixed terms and require payments during the term of the license.
Recording Cost.
 The cost of licensed content is capitalized when the cost is known or reasonably determinable, the license period for programs has commenced, the program materials have been accepted by the Company in accordance with the license agreements, and the programs are available for the first showing.

Licensed programming rights may include rights to more than one exploitation window under the Company’s output and library agreements. For films with multiple windows, the license fee is allocated between the windows based upon the proportionate estimated fair value of each window which generally results in the majority of the cost allocated to the first window on newer releases.
Certain license agreements and productions may include additional ancillary rights in addition to the rights for exploitation on the Starz Platforms. A portion of the cost of these licenses and the cost of produced content, is allocated between the programming rights for exploitation on the Starz Platforms and investment in film and television programs for exploitation outside of the Starz Platforms in ancillary markets (e.g., home entertainment, digital platforms, television, etc.) based on the relative fair value of those markets. The estimates of fair value for the allocation between windows of exploitation on the Starz Platforms and ancillary markets is based on historical experience of the values of similar titles licensed in subsequent windows and estimates of future revenues in ancillary markets.
Amortization.
 The cost of licensed program rights for films and television programs (including original series) are generally amortized on a title-by-title
or
episode-by-episode
basis using an accelerated or straight-line method based on the expected and historical viewership patterns or the current and anticipated number of exhibitions over the license period or estimated life for owned or produced programs. The number of exhibitions is estimated based on the number of exhibitions allowed in the agreement (if specified) and the expected usage of the content. Participations and residuals are expensed in line with the amortization of production costs.
Changes in management’s estimate of the anticipated exhibitions and viewership patterns of films and original series on our platforms could result in the earlier recognition of our programming costs than anticipated.
Impairment Assessment for Investment in Films and Television Programs and Licensed Program Rights:
General.
 A film group or individual film or television program is evaluated for impairment when an event or change in circumstances indicates that the fair value of an individual film or film group is less than its unamortized cost. A film group represents the unit of account for impairment testing for a film or license agreement for program material when the film or license agreement is expected to be predominantly monetized with other films and/or license agreements instead of being predominantly monetized on its own. A film group is defined as the lowest level at which identifiable cash flows are largely independent of the cash flows of other films and/or license agreements.
Content Monetized Individually.
 For content that is predominantly monetized individually (primarily investment in film and television programs related to the Motion Picture and Television Production segments), whenever events or changes in circumstances indicate that the fair value of the individual film may be less than its unamortized costs, the unamortized costs of the individual film are compared to the estimated fair value of the individual film. The fair value is determined based on a discounted cash flow analysis of the cash flows directly attributable to the title. To the extent the unamortized costs exceed the fair value, an impairment charge is recorded for the excess.
Content Monetized as a Group.
 For content that is predominantly monetized as a group (primarily licensed program rights in the Media Networks segment and internally produced programming, as discussed above), whenever events or changes in circumstances indicate that the fair value of the film group may be less than its unamortized costs, the aggregate unamortized costs of the group are compared to the present value of the discounted cash flows of the group using the lowest level for which identifiable cash flows are independent of other produced and licensed content. The Company’s film groups are generally aligned with the Company’s networks and digital content offerings domestically (i.e, Starz Networks) and internationally by territory or groups of territories, where content assets are shared across the various territories. If the unamortized costs of the film group exceed the present value of discounted cash flows, an impairment charge is recorded for the excess and allocated to individual titles based on the relative carrying value of each title in the group. Content removed from the service and abandoned is written down to its fair value, if any, determined using a discounted cash flow approach.
Valuation Assumptions.
 The discounted cash flow analysis includes cash flows estimates of ultimate revenue and costs as well as a discount rate (a Level 3 fair value measurement, see Note 10). The discount rate utilized in the discounted cash flow analysis is based on the weighted average cost of capital of the Company plus a risk premium representing the risk associated with producing a particular film or television program. Estimates of future revenue involve measurement uncertainty and it is therefore possible that reductions in the carrying value of investment in films and television programs may be required as a consequence of changes in management’s future revenue estimates.
Property and Equipment, net
Property and equipment is carried at cost less accumulated depreciation. Depreciation is provided for on a straight line basis over the following useful lives:

Distribution equipment	3 - 7 years
Computer equipment and software	3 - 5 years
Furniture and equipment	5 - 7 years
Leasehold improvements	Lease term or the useful life, whichever is shorter
Land	Not depreciated
The Company periodically reviews and evaluates the recoverability of property and equipment. Where applicable, estimates of net future cash flows, on an undiscounted basis, are calculated based on future revenue estimates. If appropriate and where deemed necessary, a reduction in the carrying amount is recorded based on the difference between the carrying amount and the fair value based on discounted cash flows.
Leases
The Company determines if an arrangement is a lease at its inception. The expected term of the lease used for computing the lease liability and right-of-use
(“ROU”) asset and determining the classification of the lease as operating or financing may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company also elected to not separate lease components from non-lease
components across all lease categories. Instead, each separate lease component and non-lease
component are accounted for as a single lease component.
Operating Leases.
 Operating lease ROU assets, representing the Company’s right to use the underlying asset for the lease term, are included in the “Other assets -
non-current”
line item in the Company’s consolidated balance sheets. Operating lease liabilities, representing the present value of the Company’s obligation to make payments over the lease term, are included in the “Other accrued liabilities” and “Other liabilities -
non-current”
line items in the Company’s consolidated balance sheets. The Company has entered into various short-term operating leases which have an initial term of 12 months or less. These short-term leases are not recorded on the Company’s consolidated balance sheets. Lease expense for operating leases is recognized on a straight-line basis over the lease term.
Finance Leases.
 The Company did not have any finance leases during the years ended March 31, 2025, 2024 or 2023.

The present value of the lease payments is calculated using a rate implicit in the lease, when readily determinable. However, as most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate to determine the present value of the lease payments for the majority of its leases.
Variable lease payments that are based on an index or rate are included in the measurement of ROU assets and lease liabilities at lease inception. All other variable lease payments are expensed as incurred and are not included in the measurement of ROU assets and lease liabilities.
Investments
Investments include investments accounted for under the equity method of accounting, and equity investments with and without readily determinable fair value.
Equity Method Investments:
 The Company uses the equity method of accounting for investments in companies in which it has a minority equity interest and the ability to exert significant influence over operating decisions of the companies. Significant influence is generally presumed to exist when the Company owns between 20% and 50% of the voting interests in the investee, holds substantial management rights or holds an interest of less than 20% in an investee that is a limited liability partnership or limited liability corporation that is treated as a flow-through entity.
Under the equity method of accounting, the Company’s share of the investee’s earnings (losses) are included in the “equity interests income” line item in the consolidated statements of operations. The Company records its share of the net income or loss of most equity method investments on a one quarter lag and, accordingly, during the years ended March 31, 2025, 2024, and 2023, the Company recorded its share of the income or loss generated by these entities for the years ended December 31, 2024, 2023 and 2022, respectively.
Dividends and other distributions from equity method investees are recorded as a reduction of the Company’s investment. Distributions received up to the Company’s interest in the investee’s retained earnings are considered returns on investments and are classified within cash flows from operating activities in the consolidated statements of cash flows. Distributions from equity method investments in excess of the Company’s interest in the investee’s retained earnings are considered returns of investments and are classified within cash flows provided by investing activities in the consolidated statements of cash flows.
Other Equity Investments:
 Investments in nonconsolidated affiliates in which the Company owns less than 20% of the voting common stock, or does not exercise significant influence over operating and financial policies, are recorded at fair value using quoted market prices if the investment has a readily determinable fair value. If an equity investment’s fair value is not readily determinable, the Company will recognize it at cost less any impairment, adjusted for observable price changes in orderly transactions in the investees’ securities that are identical or similar to the Company’s investments in the investee. The unrealized gains and losses and the adjustments related to the observable price changes are recognized in net income (loss).
Impairments of Investments:
 The Company regularly reviews its investments for impairment, including when the carrying value of an investment exceeds its market value. If the Company determines that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value by a charge to earnings. Factors that are considered by the Company in determining whether an other-than-temporary decline in value has occurred include (i) the market value of the security in relation to its cost basis, (ii) the financial condition of the investee, and (iii) the Company’s intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investment.
For investments accounted for using the equity method of accounting or equity investments without a readily determinable fair value, the Company evaluates information available (e.g., budgets, business plans, financial statements, etc.) in addition to quoted market prices, if any, in determining whether an other-than-temporary decline in value exists. Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the Company’s investment.
Goodwill
At March 31, 2025, the carrying value of goodwill was $808.5 million. Goodwill is allocated to the Company’s reporting units, which are its operating segments or one level below its operating segments (component level). Reporting units are determined by the discrete financial information available for the component and whether that information is regularly reviewed by segment management. Components are aggregated into a single reporting unit if they share similar economic characteristics. The Company’s reporting units for purposes of goodwill impairment testing at March 31, 2025 were Motion Picture, Media Networks (no remaining goodwill balance), and our Television and Talent Management businesses, both of which are part of our Television Production segment.
Goodwill is not amortized, but is reviewed for impairment each fiscal year or between the annual tests if an event occurs or circumstances change that indicates it is more-likely-than-not
that the fair value of a reporting unit is less than its carrying value. The Company performs its annual impairment test as of January 1 in each fiscal year. A goodwill impairment loss would be recognized for the amount that the carrying amount of a reporting unit exceeds its fair value. An entity may perform a qualitative assessment of the likelihood of the existence of a goodwill impairment. The qualitative assessment is an evaluation, based on all identified events and circumstances which impact the fair value of the reporting unit of whether or not it is more-likely-than-not
that the fair value is less than the carrying value of the reporting unit. If the Company believes that as a result of its qualitative assessment it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, a quantitative impairment test is not required but may be performed at the option of the Company.
A quantitative assessment requires determining the fair value of the Company’s reporting units. The determination of the fair value of each reporting unit utilizes discounted cash flows (“DCF”) analyses and market-based valuation methodologies, which represent Level 3 fair value measurements. Fair value determinations require considerable judgment and requires assumptions and estimates of many factors, including revenue and market growth, operating margins and cash flows, market multiples and discount rates, and are sensitive to changes in these underlying assumptions and factors.
Goodwill Impairment Assessments:
Fiscal 2025.
 For the Company’s annual goodwill impairment test for fiscal 2025, given the length of time since our last quantitative assessment and considering the separation of the Studio Business from the Starz Business, the Company performed quantitative goodwill impairment assessments for all our reporting units with a remaining goodwill balance (Motion Picture, and our Television and Talent Management businesses, both of which are part of our Television Production segment), based on the most recent data and expected growth trends, using a combination of DCF analyses and market-based valuation methodologies to estimate the fair value of the Company’s reporting units. Based on our quantitative impairment assessment, the Company determined that the fair value of our reporting units significantly exceeded the carrying values for all of our reporting units with a remaining goodwill balance. See Note 6 for further information.
Fiscal 2024.
 In the second quarter of fiscal 2024, due to the continuing difficult macro and microeconomic conditions, industry trends, and their impact on the performance and projected cash flows of the Media Networks segment, including its growth in subscribers and revenue worldwide, and the expanded restructuring activities discussed in Note 15, along with recent market valuation multiples, the Company updated its quantitative impairment assessment for its Media Networks reporting unit goodwill based on the most recent data and expected growth trends. In performing its quantitative impairment assessment, the fair value of the Company’s reporting units was estimated by using a combination of DCF analyses and market-based valuation methodologies. Based on its quantitative impairment assessment, the Company determined that the fair value of the Media Networks reporting unit which was previously disclosed as a reporting unit “at risk” of impairment, was less than its carrying value (after the impairment write-down of its indefinite-lived intangible assets discussed in Note 6). The analysis resulted in a goodwill impairment charge of $493.9 million in the second quarter of fiscal 2024, representing all of the remaining Media Networks reporting unit goodwill, which is recorded in the “goodwill and intangible asset impairment” line item in the consolidated statements of operations.
For the Company’s annual goodwill impairment test for fiscal 2024, the Company performed qualitative goodwill impairment assessments for all our reporting units with a remaining goodwill balance (Motion Picture, and our Television and Talent Management businesses, both of which are part of our Television Production segment). Our qualitative assessment considered the market price of the Company’s common shares, the recent performance of these reporting units, and updated forecasts of performance and cash flows, as well as the current micro and macroeconomic environments in relation to the current and expected performance of these reporting units, and industry considerations, and determined that since the date of the most recent quantitative assessment performed over these reporting units, there were no events or circumstances that rise to a level that would more-likely-than-not
reduce the fair value of those reporting units below their carrying values; therefore, a quantitative goodwill impairment analysis was not required for these reporting units.
Fiscal 2023.
 In the second quarter of fiscal 2023, the Company updated its quantitative impairment assessment for all of its reporting units using a combination of DCF analyses and market-based valuation methodologies to estimate the fair value of the Company’s reporting units, and determined that the fair value of its reporting units exceeded the carrying values for all of its reporting units, except the Media Networks reporting unit which had been previously disclosed as a reporting unit “at risk” of impairment. The analysis resulted in a goodwill impairment charge of $1.475 billion in the second quarter of fiscal 2023, related to the Company’s Media Networks reporting unit goodwill, which is recorded in the “goodwill and intangible asset impairment” line item in the consolidated statement of operations. Since the impairment charge reduced the carrying value of the Media Networks reporting unit to its fair value, at September 30, 2022 the fair value and carrying value of the Media Networks reporting unit were equal and thus it continued to be considered “at risk” of impairment.
Management will continue to monitor all of its reporting units for changes in the business environment that could impact the recoverability of goodwill in future periods. The recoverability of goodwill is dependent upon the continued growth of revenue and cash flows from the Company’s business activities. Examples of events or circumstances that could result in changes to the underlying key assumptions and judgments used in the Company’s goodwill impairment tests, and ultimately impact the estimated fair value of the Company’s reporting units may include the global economy; consumer consumption levels of the Company’s content; adverse macroeconomic conditions related to higher inflation and interest rates and currency rate fluctuations, and the impact on the global economy from wars, terrorism and multiple international conflicts, and future bank failures; volatility in the equity and debt markets which could result in higher weighted-average cost of capital; capital market transactions; the duration and potential impact of strikes of unions on our ability to produce, acquire and distribute our content; the commercial success of the Company’s television programming and motion pictures; the Company’s continual contractual relationships with its customers; and changes in consumer behavior. If our assumptions are not realized, it is possible that additional impairment charges may need to be recorded in the future.

Intangible Assets
Finite-Lived.
 At March 31, 2025, the carrying value of the Company’s finite-lived intangible assets was $836.8 million. The Company’s finite-lived intangible assets primarily relate to customer relationships associated with U.S. MVPDs, including cable operators, satellite television providers and telecommunications companies (“Traditional Affiliate”), which amounted to $764.9 million. The amount of the Company’s customer relationship asset related to these Traditional Affiliate relationships reflects the estimated fair value of these customer relationships determined in connection with the acquisition of Starz on December 8, 2016, net of amortization recorded since the date of the Starz acquisition. Beginning October 1, 2023, the Company’s finite-lived intangible assets also include the trade names previously accounted for as indefinite-lived intangible assets.
Identifiable intangible assets with finite lives are amortized to depreciation and amortization expense over their estimated useful lives, ranging from 5 to 15 years. The Starz Traditional Affiliate customer relationship intangible asset is amortized in the proportion that current period revenues bear to management’s estimate of future revenue over the remaining estimated useful life of the asset, which results in greater amortization in the earlier years of the estimated useful life of the asset than the latter years.
Amortizable intangible assets are tested for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of the asset may not be recoverable. If a triggering event has occurred, an impairment analysis is required. The impairment test first requires a comparison of undiscounted future cash flows expected to be generated over the remaining useful life of an asset to the carrying value of the asset. The impairment test is performed at the lowest level of cash flows associated with the asset. If the carrying value of the asset exceeds the undiscounted future cash flows, the asset would not be deemed to be recoverable. Impairment would then be measured as the excess of the asset’s carrying value over its fair value.
The Company monitors its finite-lived intangible assets and changes in the underlying circumstances each reporting period for indicators of possible impairments or a change in the useful life or method of amortization of our finite-lived intangible assets. For fiscal 2025, due to changes in the industry related to the migration from linear to OTT and direct-to-consumer
consumption, the Company reduced the useful life of its finite-lived intangible asset related to the Media Networks customer relationships associated with U.S. MVPDs from 16 years to 14 years. This resulted in an increase to amortization expense of $8.3 million for the fiscal year ended March 31, 2025 with a corresponding reduction of income before income taxes, net loss, and net loss attributable to Lions Gate Entertainment Corp. shareholders. This resulted in an increase to basic and diluted net loss per share for the fiscal year ended March 31, 2025 by $0.03 per share. There was no tax benefit from the change due to changes in the Company’s valuation allowance on deferred taxes.
Indefinite-Lived Intangibles Other Than Goodwill.
 Through September 30, 2023, the Company’s in
d
efinite-lived intangible assets consisted of trade names representing the estimated fair value of the Starz brand name determined in connection with the acquisition of Starz as of December 8, 2016, amounting to $250.0 million related to the Media Networks reporting unit before the impairment charge recorded in the second quarter of fiscal 2024 discussed in Note 6. Indefinite-lived intangible assets are not amortized, but are reviewed for impairment each fiscal year or between the annual tests if an event occurs or circumstances change that indicates it is more-likely-than-not
that the fair value of an indefinite-lived intangible asset is less than its carrying value. An indefinite-lived intangible asset impairment loss would be recognized for the amount that the carrying amount of an indefinite-lived intangible asset exceeds its fair value. As of March 31, 2025 and 2024, the Company did not have any indefinite-lived intangible assets.

Prints, Advertising and Marketing Expenses
The costs of prints, advertising and marketing expenses are expensed as incurred.
Certain of Starz’s affiliation agreements require Starz to provide marketing support to the distributor based upon certain criteria as stipulated in the agreements. Marketing support includes cooperative advertising and marketing efforts between Starz and its distributors such as cross channel, direct mail and point of sale incentives. Marketing support is recorded as an expense and not a reduction of revenue when Starz has received a direct benefit and the fair value of such benefit is determinable.
Advertising expenses for the year ended March 31, 2025 were $585.6 million (2024 — $692.6 million, 2023 — $610.7 million) which were recorded as distribution and marketing expenses in the accompanying consolidated statements of operations.
Income Taxes
Income taxes are accounted for using an asset and liability approach for financial accounting and reporting for income taxes and recognition and measurement of deferred assets are based upon the likelihood of realization of tax benefits in future years. Under this method, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Valuation allowances are established when management determines that it is more likely than not that some portion or all of the net deferred tax asset, on a jurisdiction-by-jurisdiction
basis, will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment.
From time to time, the Company engages in transactions in which the tax consequences may be subject to uncertainty and judgment is required in assessing and estimating the tax consequences of these transactions. In determining the Company’s tax provision for financial reporting purposes, the Company establishes a reserve for uncertain tax positions unless such positions are determined to be more likely than not of being sustained upon examination, based on their technical merits. The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense.
Government Assistance
The Company has access to government programs that are designed to promote film and television production and distribution in certain foreign countries. The Company also has access to similar programs in certain states within the U.S. that are designed to promote film and television production in those states.
Tax credits earned with respect to expenditures on qualifying film and television productions are recorded as a reduction to investment in films and television programs when the qualifying expenditures have been incurred provided that there is reasonable assurance that the credits will be realized (see Note 3 and Note 19).
Foreign Currency Translation
Monetary assets and liabilities denominated in currencies other than the functional currency are translated at exchange rates in effect at the balance sheet date. Resulting unrealized and realized gains and losses are included in the consolidated statements of operations.

Foreign company assets and liabilities in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date. Foreign company revenue and expense items are translated at the average rate of exchange for the fiscal year. Gains or losses arising on the translation of the accounts of foreign companies are included in accumulated other comprehensive income or loss, a separate component of shareholders’ equity.
Derivative Instruments and Hedging Activities
Derivative financial instruments are used by the Company in the management of its foreign currency and interest rate exposures. The Company’s policy is not to use derivative financial instruments for trading or speculative purposes.
The Company uses derivative financial instruments to hedge its exposures to foreign currency exchange rate and interest rate risks. All derivative financial instruments are recorded at fair value in the consolidated balance sheets (see Note 10). The effective changes in fair values of derivatives designated as cash flow hedges are recorded in accumulated other comprehensive income or loss and included in unrealized gains (losses) on cash flow hedges until the underlying hedged item is recognized in earnings. The effective changes in the fair values of derivatives designated as cash flow hedges are reclassified from accumulated other comprehensive income or loss to net income or net loss when the underlying hedged item is recognized in earnings. If the derivative is not designated as a hedge, changes in the fair value of the derivative are recognized in earnings. See Note 18 for further discussion of the Company’s derivative financial instruments.
Share-Based Compensation
The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. The fair value is recognized in earnings over the period during which an employee is required to provide service. See Note 13 for further discussion of the Company’s share-based compensation.
Transfers of Financial Assets
The Company enters into arrangements to sell certain financial assets (i.e., monetize its trade accounts receivables). For a transfer of financial assets to be considered a sale, the asset must be legally isolated from the Company and the purchaser must have control of the asset. Determining whether all the requirements have been met includes an evaluation of legal considerations, the extent of the Company’s continuing involvement with the assets transferred and any other relevant considerations. When the true sales criteria are met, the Company derecognizes the carrying value of the financial asset transferred and recognizes a net gain or loss on the sale. The proceeds from these arrangements with third party purchasers are reflected as cash provided by operating activities in the consolidated statements of cash flows. If the sales criteria are not met, the transfer is considered a secured borrowing and the financial asset remains on the consolidated balance sheets with proceeds from the sale recognized as debt and recorded as cash flows from financing activities in the consolidated statements of cash flows. See Note 19 for discussion of the Company’s accounts receivable monetization.

Net Loss Per Share
Basic net loss per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net loss per share for the years ended March 31, 2025, 2024 and 2023 is presented below:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Loss Per Common Share:
Numerator:
Net loss attributable to Old Lions Gate Entertainment Corp. shareholders	$(362.0)	$(1,102.9)	$(2,010.2)
Recovery (accretion) of redeemable noncontrolling interest	5.0	(11.9)	—

Net loss attributable to Old Lions Gate Entertainment Corp. shareholders after recovery (accretion) of redeemable noncontrolling interest	$(357.0)	$(1,114.8)	$(2,010.2)

Denominator:
Weighted average common shares outstanding	238.9	233.6	227.9

Basic and diluted net loss per common share	$(1.49)	$(4.77)	$(8.82)

As a result of the net loss in the fiscal years ended March 31, 2025, 2024 and 2023, the dilutive effect of the share purchase options, restricted share units (“RSUs”) and restricted stock, and contingently issuable shares were considered anti-dilutive and, therefore, excluded from diluted net loss per share. The weighted average anti-dilutive shares excluded from the calculation due to the net loss for the fiscal years ended March 31, 2025, 2024 and 2023 totaled 2.7 million, 2.9 million and 2.9 million, respectively.
Additionally, for the years ended March 31, 2025, 2024 and 2023, the outstanding common shares issuable presented below were excluded from diluted net loss per common share because their inclusion would have had an anti-dilutive effect regardless of net income or loss in the period.

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Anti-dilutive shares issuable
Share purchase options	16.8	17.1	23.0
Restricted share units	3.0	1.9	2.2
Other issuable shares	4.2	4.2	3.5

Total weighted average anti-dilutive shares issuable excluded from diluted net loss per common share	24.0	23.2	28.7

Recent Accounting Pronouncements
Accounting Guidance Adopted in Fiscal 2025
Segment Reporting:
 In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2023-07,
 Improvements to Reportable Segment Disclosures (Topic 280)
. The amendments in this update expanded disclosures about a public entity’s reportable segments and requires more enhanced information about a reportable segment’s expenses, interim segment profit or loss, and how a public entity’s chief operating decision maker (“CODM”) uses reported segment profit or loss information in assessing segment performance and allocating resources. This ASU was effective for the Company beginning with these financial statements issued for the fiscal year ended March 31, 2025, and the Company has applied this guidance to all periods presented (see Note 16).
Accounting Guidance Not Yet Adopted
Income Taxes:
 In December 2023, the FASB issued ASU
2023-09,
 Income Taxes (Topic 740): Improvements to Income Tax Disclosures,
 requiring public business entities, on an annual basis, to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, the guidance requires all entities to disaggregate disclosures by jurisdiction on the amount of income taxes paid (net of refunds received), income or loss from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) from continuing operations. This guidance is effective for fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2026. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.
Income Statement:
 In November 2024, the FASB issued ASU
2024-03,
 Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses (Subtopic
220-40),
 requiring public business entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This ASU is effective for fiscal years beginning after December 15, 2026, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2028 and interim reporting periods beginning in fiscal 2029, with early adoption permitted. The disclosures required under the ASU can be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospectively to any or all periods presented in the financial statements. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.
Business Combinations:
 In May 2025, the FASB issued ASU
2025-03,
 Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,
 requiring an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider the factors in paragraphs
805-10-55-12
through
55-15
to determine which entity is the accounting acquirer. This guidance is effective for fiscal years beginning after December 15, 2026, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2028 and interim reporting periods beginning in fiscal 2029, with early adoption permitted. The amendments are required to be applied prospectively to any acquisition transaction that occurs after the initial application date. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.